PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5:- PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of the year-end dates listed below:

	As of December 31,
	2013	2012
Cost:
Computers, peripheral equipment and software	$1,429	$1,407
Office furniture and equipment	199	197
Leasehold improvements	91	91
	1,719	1,695
Accumulated depreciation	1,671	1,625
Depreciated cost	$48	$70

Depreciation expense for the years ended December 31, 2013, 2012 and 2011 was approximately $46, $52 and $45, respectively.